Tax Status	12 Months Ended
Dec. 31, 2025
EBP 019
EBP, Tax Status [Line Items]
Tax Status	Tax Status
The Entergy Savings Plan VIII (effective January 1, 2021) obtained its latest determination letter on August 26, 2021, in which the IRS states that the Entergy Savings Plan VIII, as then designed, was in compliance with the applicable requirements of the IRC of 1986 as amended. Entergy Savings Plan VIII has been amended since receiving the determination letter. However, Entergy Corporation, as Plan Sponsor, believes that the Entergy Savings Plan VIII is currently designed and operated in compliance with the applicable requirements of the IRC, and the Entergy Savings Plan VIII and related Master Trust continue to be tax-exempt. Accordingly, no provisions for income taxes have been included in the Entergy Savings Plan VIII's financial statements.